Annual Report
AUL American Individual Unit Trust
December 31,2000
     This report and the financial statements contained herein are for the general information of the Participants. The report is not to be
     distributed  to   prospective   investors  as  sales   literature   unless
     accompanied or preceded by and effective prospectus of AUL American Series Fund, Inc and AUL American Individual Unit Trust, which contains further information concerning the sales charge, expenses and other pertinent information.

A Message
From
The Chairman of the Board
and President of
AUL American Series Fund, Inc.


To Participants in AUL American Individual Unit Trust

     The year 2000 ended as one of the most tumultuous years Wall Street has experienced. At the beginning of the year, the outlook for the U.S. economy and our investment markets was extremely positive. The current economic expansion, which began in March 1991, was labeled the longest post-war expansion in history with no end in sight.

     But as the year progressed, signs of worry began to emerge. The Federal Reserve, concerned that an overheated economy would cause inflationary pressures, raised the Federal Funds Rate on six different occasions between June 1999 and May 2000. As the year progressed, fears of a dramatic economic slowdown mounted, causing some economists to believe the Federal Reserve may have been overzealous in its attempts to slow the economy.

     Stock market turmoil resulted in response to warnings about corporate revenue and profit shortfalls, a spike in oil prices, new lows in the Euro and concerns about elevated valuations in technology and "dot com" companies. For the first time in a decade, three major equity indices (the S&P 500, the Dow Jones industrial Average, and the NASDAQ Composite) finished the year with negative returns.

     Bonds, in particular treasuries, provided excellent returns in 2000. Portfolios invested in higher-quality, intermediate and longer maturity bonds did particularly well last year, earning returns in excess of 10%. Returns for funds heavily invested in low-rated, "junk" bonds, however, were generally negative as investors reacted to signs of a slowing economy and an increasing level of defaults by lower quality borrowers.
     As we enter 2001, the economic outlook is rather bleak for the first half of the year. However, due to recent stimulus by the Federal Reserve, it is hoped that economic momentum will advance in the second half. Equity returns are also likely to experience a rocky start as investors monitor corporate earnings and the Fed's success in orchestrating moderate yet sustainable economic growth. An accommodative Fed in combination with continued moderate inflation should bode well for the bond market. In closing, American United Life Insurance Company@ remains committed to serving your investment needs. We appreciate your continued confidence and support.

/s/ R. Stephen Radcliffe
R. Stephen Radcliffe
Chairman of the Board of Directors and President
Indianapolis, Indiana
February 14, 2001

Report of Independent Accountants





The Contract Owners of
AUL American Individual Unit Trust and
Board of Directors of
American United Life Insurance Company@



     In our opinion, the accompanying statements of net assets, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of AUL American Individual Unit Trust at December 31, 2000, the results of its operations and changes in its net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000, by correspondence with the mutual funds, provide a reasonable basis for the opinion expressed above.





/s/ pricewaterhouseCooper LLP







Indianapolis, Indiana
February 14, 2001

                       AUL American Individual Unit Trust
                            statementS of net assets
                               December 31, 2000

                                                AUL American Series Fund                        Fidelity

                                                                                Tactical Asset
                                Equity   Money Market      Bond        Managed    Allocation   High Income



Assets:
  Investments at value      $  7,948,546 $  6,001,783  $ 6,050,426  $ 6,543,878  $ 2,617,181  $ 3,823,347



Net assets                  $  7,948,546 $  6,001,783  $ 6,050,426  $ 6,543,878  $ 2,617,181  $ 3,823,347



Units outstanding                740,079    4,782,887      832,310      699,230      337,075      636,408



Accumulation unit value     $      10.74 $       1.25  $      7.27  $      9.36  $      7.76  $      6.01








                                                                Fidelity

                                Growth     Overseas    Asset Manager  Index 500  Equity-Income Contrafund



Assets:
  Investments at value      $ 33,676,754 $  3,044,463  $21,232,753  $43,133,934  $13,547,296  $24,494,617



Net assets                  $ 33,676,754 $  3,044,463  $21,232,753  $43,133,934  $13,547,296  $24,494,617



Units outstanding              2,205,925      370,560    2,360,234    2,953,386    1,281,414    1,904,106



Accumulation unit value     $      15.26 $       8.22  $      9.00  $     14.60  $     10.57  $     12.86


The accompanying notes are an integral part of the financial statements.

                       AUL American Individual Unit Trust
                      statementS of net assets (continued)
                               December 31, 2000

                                 American Century          Alger       Calvert   T. Rowe Price

                              VP Capital      VP         American  Social Mid Cap
                             AppreciationInternational    Growth       Growth    Equity-Income

Assets:
  Investments at value      $  2,083,729 $  8,293,303  $45,480,109  $ 4,365,368  $22,007,286



Net assets                  $  2,083,729 $  8,293,303  $45,480,109  $ 4,365,368  $22,007,286



Units outstanding                210,580      748,381    3,351,765      363,903    1,976,378



Accumulation unit value     $       9.90 $      11.08  $     13.57  $     11.99  $     11.14






                                       PBHG

                                         Technology &
                               Growth IICommunications

Assets:
  Investments at value      $  3,077,275 $ 10,276,051



Net assets                  $  3,077,275 $ 10,276,051



Units outstanding                335,460      807,597



Accumulation unit value     $       9.17 $      12.72



The accompanying notes are an integral part of the financial statements.

                       AUL American Individual Unit Trust
                            statementS of opERATIONS
                      for the year ended December 31, 2000

                                                AUL American Series Fund                        Fidelity

                                                                                Tactical Asset
                                Equity   Money Market      Bond        Managed    Allocation   High Income



Investment income:
  Dividend income           $    559,150 $    398,941  $   362,550  $   434,622  $   256,387  $   386,085
  Mortality & expense
   charges                        94,256       87,312       66,365       83,037       35,752       61,275

  Net investment
   income (loss)                 464,894      311,629      296,185      351,585      220,635      324,810


Gain (loss) on investments:
  Net realized gain (loss)    (1,272,701)       -            (164,069)    (772,059)    (110,168)   (336,311)
  Net change in unrealized
   appreciation (depreciation) 1,716,668       -             338,645    1,166,639      163,003   (1,204,877)

   Net gain (loss)               443,967            -      174,576      394,580       52,835   (1,541,188)


  Increase (decrease) in
  net assets from operations$    908,861 $    311,629  $   470,761  $   746,165  $   273,470  $(1,216,378)



                                                                Fidelity

                                Growth     Overseas    Asset Manager  Index 500  Equity-Income Contrafund



Investment income:
  Dividend income           $  4,046,700 $    415,996  $ 2,584,433  $   705,267  $ 1,203,170  $ 3,562,038
  Mortality & expense
  charges                        481,852       46,630      284,128      591,232      163,861      333,226

  Net investment
   income (loss)               3,564,848      369,366    2,300,305      114,035    1,039,309    3,228,812


Gain (loss) on investments:
  Net realized gain (loss)     1,158,175      127,852      106,727    2,067,561       45,985    1,012,681
  Net change in unrealized
   appreciation (depreciation)(9,465,466)   (1,274,757)  (3,580,893)  (7,240,084)  (396,791)  (6,352,618)

   Net gain (loss)            (8,307,291)   (1,146,905)  (3,474,166)    (5,172,523) (350,806)(5,339,937)


  Increase (decrease) in
  net assets from operations$ (4,742,443)  $  (777,539)$(1,173,861)  $  (5,058,488)$ 688,503   $ (2,111,125)



The accompanying notes are an integral part of the financial statements.

                       AUL American Individual Unit Trust
                      statementS of opERATIONS (continued)


                                                   for year ended December 31, 2000

                                 American Century          Alger       Calvert   T. Rowe Price

                              VP Capital      VP         American  Social Mid Cap
                             AppreciationInternational    Growth       Growth    Equity-Income

Investment income:
  Dividend income           $     66,685 $    154,454  $ 7,121,630  $   330,706  $ 1,649,488
  Mortality & expense
   charges                        28,598       109,623      668,011      53,300       268,259

  Net investment
   income (loss)                  38,087       44,831    6,453,619      277,406    1,381,229


Gain (loss) on investments:
  Net realized gain (loss)        88,491      297,561    1,634,995       90,461     (236,978)
  Net change in unrealized
   appreciation (depreciation)    38,301   (2,348,499) (16,874,513)      10,953      623,162

  Net gain (loss)                126,792   (2,050,938) (15,239,518)     101,414      386,184


  Increase (decrease) in
  net assets from operations$    164,879 $ (2,006,107) $(8,785,899) $   378,820  $ 1,767,413



                                       PBHG

                                         Technology &
                               Growth IICommunications
Investment income:
  Dividend income           $     82,488 $  1,423,385
  Mortality & expense
   charges                        46,429      228,002

  Net investment
   income (loss)                  36,059    1,195,383


Gain (loss) on investments:
  Net realized gain (loss)     1,028,994    3,181,051
  Net change in unrealized
   appreciation (depreciation)(2,111,908)   (13,778,712)

  Net gain (loss)             (1,082,914)   (10,597,661)


  Increase (decrease) in
  net assets from operations$ (1,046,855)  $  (9,402,278)


The accompanying notes are an integral part of the financial statements.

                       AUL American Individual Unit Trust
                      statementS of changes in net assets


                                                       AUL American Series Fund

                                      Equity                 Money Market                  Bond

                                 Year        Year          Year         Year         Year         Year
                                 ended       ended         ended        ended        ended        ended
                               12/31/00    12/31/99      12/31/00     12/31/99     12/31/00     12/31/99


Increase (decrease) in
net assets from operations:
  Net investment income
   (loss)                   $    464,894 $  1,810,973  $   311,629  $   310,340  $   296,185  $   278,704
  Net realized gain (loss)    (1,272,701)    522,698          -            -         (164,069)   (63,609)
  Net change in unrealized
   appreciation
     (depreciation)            1,716,668   (2,503,880)       -            -       338,645     (389,764)

Increase (decrease)
  in net assets from
  operations                     908,861     (170,209)     311,629      310,340      470,761     (174,669)


Contract owner transactions:
  Proceeds from units sold     1,037,022    1,135,734   15,269,124    25,892,227   1,513,139    3,358,754
  Cost of units redeemed      (3,714,725)   (3,294,461)  (23,115,961) (21,947,085)  (2,200,683) (3,285,629)

      Increase (decrease)     (2,677,703)   (2,158,727)   (7,846,837)  3,945,142  (687,544)     73,125


Net increase (decrease)       (1,768,842)   (2,328,936)  (7,535,208)  4,255,482    (216,783)   (101,544)
Net assets, beginning          9,717,388   12,046,324   13,536,991    9,281,509    6,267,209    6,368,753

Net assets, ending          $  7,948,546 $  9,717,388  $ 6,001,783  $13,536,991  $ 6,050,426  $ 6,267,209


Units sold                       105,208      118,150   12,524,393   21,924,159      215,521      499,329
Units redeemed                  (415,986)    (343,998) (19,031,765) (18,636,281)   (326,743)     (492,203)


Net increase (decrease)         (310,778)    (225,848)    (6,507,372)  3,287,878    (111,222)   7,126
Units outstanding, beginning   1,050,857     1,276,705    11,290,259   8,002,381    943,532     936,406

Units outstanding, ending        740,079    1,050,857    4,782,887    11,290,259     832,310      943,532



The accompanying notes are an integral part of the financial statements.

                       AUL American Individual Unit Trust
                statementS of changes in net assets (continued)


                                           AUL American Series Fund                       Fidelity

                                      Managed          Tactical Asset Allocation        High Income

                                 Year        Year          Year         Year         Year         Year
                                 ended       ended         ended        ended        ended        ended
                               12/31/00    12/31/99      12/31/00     12/31/99     12/31/00     12/31/99


Increase (decrease) in
net assets from operations:
  Net investment income
   (loss)                   $    351,585 $  1,154,316  $   220,635  $    63,739  $   324,810  $   473,022
  Net realized gain (loss)      (772,059)     313,554      (110,168)    111,566      (336,311)   (313,235)
  Net change in unrealized
   appreciation
     (depreciation)            1,166,639   (1,654,334)     163,003     (343,220)  (1,204,877)     222,922

Increase (decrease)
  in net assets from
  operations                     746,165     (186,464)     273,470     (167,915)  (1,216,378)     382,709


Contract owner transactions:
  Proceeds from units sold       415,945    1,713,443      339,664      482,336      823,272    1,775,315
  Cost of units redeemed      (3,331,023)   (2,863,360)  (1,674,144)  (1,573,004)  (1,788,390) (1,810,647)

      Increase (decrease)     (2,915,078)   (1,149,917)   (1,334,480)   (1,090,668)  (965,118)  (35,332)


Net increase (decrease)       (2,168,913)   (1,336,381)  (1,061,010)    (1,258,583) (2,181,496)  347,377
Net assets, beginning          8,712,791   10,049,172    3,678,191    4,936,774    6,004,843    5,657,466

Net assets, ending          $  6,543,878 $  8,712,791  $ 2,617,181  $ 3,678,191  $ 3,823,347  $ 6,004,843


Units sold                        50,541      203,508       47,497       65,902      111,654      230,397
Units redeemed                  (414,309)      (342,921)    (236,041)    (215,647)    (240,538)   (235,235)


Net increase (decrease)         (363,768)      (139,413)    (188,544)    (149,745)    (128,884)   (4,838)
Units outstanding, beginning    1,062,998     1,202,411    525,619      675,364      765,292     770,130

Units outstanding, ending        699,230    1,062,998      337,075      525,619      636,408      765,292




The accompanying notes are an integral part of the financial statements.

                       AUL American Individual Unit Trust
                statementS of changes in net assets (continued)


                                                                Fidelity

                                      Growth                   Overseas                Asset Manager

                                 Year        Year          Year         Year         Year         Year
                                 ended       ended         ended        ended        ended        ended
                               12/31/00    12/31/99      12/31/00     12/31/99     12/31/00     12/31/99


Increase (decrease) in
net assets from operations:
  Net investment income
   (loss)                   $  3,564,848 $  2,228,794  $   369,366  $    55,122  $ 2,300,305  $ 1,243,065
  Net realized gain (loss)     1,158,175    1,493,369      127,852       52,349      106,727      347,542
  Net change in unrealized
   appreciation
     (depreciation)           (9,465,466)    5,478,228    (1,274,757)  839,894      (3,580,893) 584,101

Increase (decrease)
  in net assets from
  operations                  (4,742,443)    9,200,391    (777,539)    947,365      (1,173,861) 2,174,708


Contract owner transactions:
  Proceeds from units sold     8,553,167    9,896,185    1,456,622      875,961    2,642,956    7,085,395
  Cost of units redeemed      (5,706,484)    (5,529,443)  (1,096,200)  (435,824)    (4,862,073) (4,778,014)

      Increase (decrease)      2,846,683    4,366,742      360,422      440,137   (2,219,117)   2,307,381


Net increase (decrease)       (1,895,760)     13,567,133   (417,117)    1,387,502    (3,392,978) 4,482,089
Net assets, beginning         35,572,514   22,005,381    3,461,580    2,074,078   24,625,731   20,143,642

Net assets, ending          $ 33,676,754 $ 35,572,514  $ 3,044,463  $ 3,461,580  $21,232,753  $24,625,731


Units sold                       485,526      696,978      148,315      105,207      282,421      799,887
Units redeemed                  (328,231)     (368,375)    (114,363)    (52,662)     (519,568)   (533,393)


Net increase (decrease)          157,295      328,603       33,952       52,545     (237,147)     266,494
Units outstanding, beginning    2,048,630     1,720,027    336,608      284,063      2,597,381   2,330,887

Units outstanding, ending      2,205,925    2,048,630      370,560      336,608    2,360,234    2,597,381




The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
                statementS of changes in net assets (continued)


                                                                Fidelity

                                     Index 500               Equity-Income              Contrafund

                                 Year        Year          Year         Year         Year         Year
                                 ended       ended         ended        ended        ended        ended
                               12/31/00    12/31/99      12/31/00     12/31/99     12/31/00     12/31/99


Increase (decrease) in
net assets from operations:
  Net investment income
   (loss)                   $    114,035 $     61,787  $ 1,039,309  $   495,157  $ 3,228,812  $   554,940
  Net realized gain (loss)     2,067,561    2,652,341       45,985      615,178    1,012,681    1,852,683
  Net change in unrealized
   appreciation
     (depreciation)           (7,240,084)      4,907,922    (396,791)    (404,345)    (6,352,618) 2,660,686

Increase (decrease)
  in net assets from
  operations                  (5,058,488)     7,622,050    688,503      705,990      (2,111,125) 5,068,309


Contract owner transactions:
  Proceeds from units sold     8,016,703   15,268,187    1,224,862    3,588,829    4,984,972    9,233,005
  Cost of units redeemed      (9,054,609)  (9,437,856)  (3,635,513)   (3,386,311)  (5,888,688)  (6,144,229)

      Increase (decrease)     (1,037,906)  5,830,331     (2,410,651)  202,518    (903,716)     3,088,776


Net increase (decrease)       (6,096,394)  13,452,381   (1,722,148)  908,508      (3,014,841) 8,157,085
Net assets, beginning         49,230,328   35,777,947   15,269,444   14,360,936   27,509,458   19,352,373

Net assets, ending          $ 43,133,934 $ 49,230,328  $13,547,296  $15,269,444  $24,494,617  $27,509,458


Units sold                       507,130    1,048,649      126,847      362,499      357,959      763,384
Units redeemed                  (573,183)    (640,606)    (391,849)    (343,238)    (426,012)   (493,583)


Net increase (decrease)          (66,053)     408,043      (265,002)    19,261       (68,053)    269,801

Units outstanding, beginning   3,019,439     2,611,396    1,546,416    1,527,155    1,972,159   1,702,358

Units outstanding, ending      2,953,386    3,019,439    1,281,414    1,546,416    1,904,106    1,972,159



The accompanying notes are an integral part of the financial statements.

                       AUL American Individual Unit Trust
                statementS of changes in net assets (continued)


                                             American Century                               Alger

                              VP Capital Appreciation      VP International           American Growth

                                 Year        Year          Year         Year         Year         Year
                                 ended       ended         ended        ended        ended        ended
                               12/31/00    12/31/99      12/31/00     12/31/99     12/31/00     12/31/99


Increase (decrease) in
net assets from operations:
  Net investment income
   (loss)                   $     38,087    $  (22,543)  $  44,831    $  (54,602)  $  6,453,619 $ 3,160,915
  Net realized gain (loss)        88,491      (15,521)     297,561      131,619    1,634,995    2,664,688
  Net change in unrealized
   appreciation
     (depreciation)               38,301      912,179   (2,348,499)   2,349,083  (16,874,513)   6,044,231

Increase (decrease)
  in net assets from
  operations                     164,879      874,115   (2,006,107)   2,426,100   (8,785,899)  11,869,834


Contract owner transactions:
  Proceeds from units sold        30,572      193,519    5,799,268      802,451   12,274,931   17,308,495
  Cost of units redeemed        (181,982)    (739,318)    (1,766,772)  (764,616)    (8,456,746) (8,948,808)

      Increase (decrease)       (151,410)    (545,799)     4,032,496    37,835     3,818,185     8,359,687


Net increase (decrease)           13,469      328,316      2,026,389    2,463,935    (4,967,714) 20,229,521
Net assets, beginning          2,070,260    1,741,944    6,266,914    3,802,979   50,447,823   30,218,302

Net assets, ending          $  2,083,729 $  2,070,260  $ 8,293,303  $ 6,266,914  $45,480,109  $50,447,823


Units sold                         2,840       31,792      428,942       89,166      752,532    1,286,848
Units redeemed                   (17,551)    (114,486)    (145,112)    (81,568)     (530,176)   (633,352)


Net increase (decrease)          (14,711)     (82,694)     283,830      7,598        222,356     653,496
Units outstanding, beginning      225,291       307,985      464,551      456,953      3,129,409   2,475,913

Units outstanding, ending        210,580      225,291      748,381      464,551    3,351,765    3,129,409



The accompanying notes are an integral part of the financial statements.

                       AUL American Individual Unit Trust
                statementS of changes in net assets (continued)


                                      Calvert                T. Rowe Price                 PBHG

                               Social Mid Cap Growth         Equity-Income               Growth II

                                 Year        Year          Year         Year         Year         Year
                                 ended       ended         ended        ended        ended        ended
                               12/31/00    12/31/99      12/31/00     12/31/99     12/31/00     12/31/99


Increase (decrease) in
net assets from operations:
  Net investment income
   (loss)                   $    277,406 $    268,178  $ 1,381,229  $  1,366,491 $    36,059  $   (12,451)
   Net realized gain (loss)       90,461      167,140      (236,978)    1,331,882    1,028,994   60,238
  Net change in unrealized
   appreciation
     (depreciation)               10,953    (207,895)    623,162      (2,103,050)  (2,111,908) 809,043

Increase (decrease)
  in net assets from
  operations                     378,820      227,423    1,767,413      595,323   (1,046,855)     856,830


Contract owner transactions:
  Proceeds from units sold       660,569    1,053,892    4,155,840    5,732,295    4,757,812      772,820
  Cost of units redeemed        (765,390)  (740,238)    (11,036,607) (7,240,898)   (2,705,116)  (200,596)

      Increase (decrease)       (104,821)  313,654       (6,880,767)  (1,508,603)2,052,696     572,224


Net increase (decrease)          273,999      541,077   (5,113,354)    (913,280)   1,005,841    1,429,054
Net assets, beginning          4,091,369    3,550,292   27,120,640   28,033,920    2,071,434      642,380

Net assets, ending          $  4,365,368 $  4,091,369  $22,007,286  $  27,120,640 $  3,077,275 $ 2,071,434


Units sold                        56,950      104,422      421,701      560,658      361,255       97,149
Units redeemed                   (68,776)     (73,082)     (1,164,548)  (720,387)    (211,622)   (24,127)


Net increase (decrease)          (11,826)        31,340       (742,847)    (159,729)    149,633     73,022
Units outstanding, beginning     375,729       344,389      2,719,225    2,878,954    185,827     112,805

Units outstanding, ending        363,903      375,729    1,976,378    2,719,225      335,460      185,827



The accompanying notes are an integral part of the financial statements.

                       AUL American Individual Unit Trust
                statementS of changes in net assets (continued)


                                       PBHG

                            Technology & Communications

                                 Year        Year
                                 ended       ended
                               12/31/00    12/31/99

Decrease (decrease) in
net assets from operations:
  Net investment income
   (loss)                   $  1,195,383 $    (54,228)
  Net realized gain (loss)     3,181,051    1,130,910
  Net change in unrealized
   appreciation
     (depreciation)          (13,778,712)      6,644,999

Increase (decrease)
  in net assets from
  operations                  (9,402,278)     7,721,681


Contract owner transactions:
Proceeds from units sold      14,208,396    6,991,981
Cost of units redeemed        (7,545,924)    (2,821,442)

      Increase (decrease)      6,662,472    4,170,539


Net increase (decrease)       (2,739,806)  11,892,220
Net assets, beginning         13,015,857    1,123,637

Net assets, ending          $ 10,276,051 $ 13,015,857


Units sold                       543,057      643,527
Units redeemed                  (320,210)     (225,484)


Net increase (decrease)          222,847      418,043
Units outstanding, beginning     584,750       166,707

Units outstanding, ending        807,597      584,750


   The accompanying notes are an integral part of the financial statements.

                         notes to financial statements


   1.    Summary of Significant Accounting Policies
     The AUL American Individual Unit Trust (Variable Account) was established by American United Life Insurance Company@ (AUL) on April 14, 1994, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account is a segregated investment account for individual annuity contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by the AUL American Series Fund, Inc. (AUL American Series Fund), Fidelity Variable Insurance Products Fund (Equity-Income, Growth, High Income, Overseas) and Fidelity Variable Insurance Products Fund II(Asset Manager, Contrafund, Index 500) (Fidelity), American Century Variable Portfolios, Inc. (American Century), Alger American Fund (Alger), Calvert Variable Series (Calvert), T. Rowe Price Equity Series, Inc. (T. Rowe Price), and PBHG Insurance Series Fund, Inc. (PBHG).

   Security Valuation Transactions and Related Income
     The market value of the investments is based on the Net Asset Value (NAV) of the underlying mutual funds and the number of shares owned by the Variable Account. The NAV of the mutual funds is based on the market value of the underlying investments of December 31, 2000. Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date.

   Mortality and Expense Risks Charges
     AUL deducts a daily charge as compensation for the mortality and expense risks assumed by AUL. The charge is equal on an annual basis to 1.25% of the average daily net assets of each investment account. AUL guarantees that the mortality and expense charge shall not increase. The charges incurred during the years ended December 31, 2000 and the year ended December 31, 1999 were $3,731,148 and $3,397,824, respectively.

   Taxes
     Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

   Estimates
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Account Charges
     AUL may  assess a premium  tax  charge  based on  premium  taxes  incurred.
     Premium taxes currently range between 0% and 3.5%, but are subject to change by governmental entities. AUL deducts an annual administrative charge from each contract equal to the lesser of 2% of the contract value or $30. The fee is assessed every year on the contract anniversary date during the accumulation period but is waived if the contract value exceeds $50,000 on the contract anniversary date. The charges incurred during the year ended December 31, 2000 and 1999 were $240,557 and 208,196, respectively.

                    notes to financial statements (continued)
   2.    Account Charges (continued)
     AUL may assess a withdrawal charge on withdrawals that exceed 12% of the contract value at the time of the first withdrawal in a contract year.
     However, the contract owner has a right to a full refund of the contributions made under the contract for any reason within ten days of receipt. If a particular state allows a longer "free look" period, then such state law will be followed. The amount of the withdrawal charge depends upon the type of contract and the length of time the contract has existed, as follows:


               Flexible Premium Contract      One Year Flexible Premium Contract

          Contract Year    Withdrawal Charge  Contract Year    Withdrawal Charge

                 1                10%                    1                 7%
                 2                 9%                    2                 6%
                 3                 8%                    3                 5%
                 4                 7%                    4                 4%
                 5                 6%                    5                 3%
                 6                 5%                    6                 2%
                 7                 4%                    7                 1%
                 8                 3%                    8                 0%
                 9                 2%
               10                  1%
               11                  0%
     The aggregate withdrawal charges will not exceed 8.5% of the total premiums paid on a Flexible Premium Contract or 8% of the total premiums paid on a One Year Flexible Premium Contract.

                   notes to financial statements (continued)
3.   Accumulation Unit Value
     The change in the Accumulation Unit Value per unit for the year ended December 31, 2000, is:

                                12/31/00     12/31/99      Change
  AUL American Series Fund:
         Equity               $ 10.740677  $  9.247989          16.1%
         Money Market            1.254457     1.198719           4.6%
         Bond                    7.267450     6.641018           9.4%
         Managed                 9.359134     8.196934          14.2%
         Tactical Asset
         Allocation              7.763537     6.997700          10.9%
   Fidelity:
         High Income             6.007185     7.846311         -23.4%
         Growth                 15.264886    17.363923         -12.1%
         Overseas                8.215402    10.284116         -20.1%
         Asset Manager           8.995485     9.481331          -5.1%
         Index 500              14.604631    16.305704         -10.4%
         Equity-Income          10.572970     9.874671           7.1%
         Contrafund             12.863355    13.949322          -7.8%
   American Century:
         VP Capital
         Appreciation          9.897883     9.192207           7.7%
         VP International       11.080930    13.490516         -17.9%
   Alger:
         American Growth        13.566217    16.118835         -15.8%
   Calvert:
         Social Mid Cap
         Growth               11.993391    10.888464          10.1%
   T. Rowe Price:
         Equity-Income          11.135136     9.973846          11.6%
   PBHG:
         Growth II               9.172535    11.146816         -17.7%
         Technology &
         Communications       12.720860    22.256574         -42.8%

                    notes to financial statements (continued)
   4.    Mutual Fund Shares
         The mutual fund shares owned at December 31, 2000:


AUL American Series Fund:
     Equity                               452,367
     Money Market                       6,001,783
     Bond                                 576,121
     Managed                              472,926
     Tactical Asset Allocation            211,438

   Fidelity:
     High Income                          467,402
     Growth                               771,518
     Overseas                             152,299
     Asset Manager                      1,327,047
     Index 500                            288,463
     Equity Income                        530,850
     Contrafund                         1,031,787

   American Century:
     VP Capital Appreciation              131,982
     VP International                     810,789
   Alger:
     American Growth                      962,135

   Calvert
     Social Mid-Cap Growth                140,682

   T Rowe Price:
     Equity Income                      1,125,692

   PBHG:
     Growth II                            162,991
     Technology &
     & Communications                     414,859


  5.    Cost of Investments
        The cost of investments at December 31, 2000, is:

   AUL American Series Fund:
     Equity                      $      8,580,983
     Money Market                       6,001,783
     Bond                               6,202,975
     Managed                            7,024,308
     Tactical Asset
     Allocation                       2,735,456

   Fidelity:
     High Income                        5,336,655
     Growth                            32,098,011
     Overseas                           3,426,961
     Asset Manager                     22,542,640
     Index 500                         37,521,260
     Equity-Income                     12,887,399
     Contrafund                        24,094,305

   American Century:
     VP Capital Appreciation            1,291,630
     VP International                   8,139,718
         Alger:
     American Growth             $     49,220,821

   Calvert:
     Social Mid Cap
     Growth                             4,266,344

   T. Rowe Price:
     Equity-Income                     21,649,007

   PBHG:
     Growth II                          4,348,574
     Technology &
     Communications                    17,202,012
                   notes to financial statements (continued)
   6.    Net Assets
         Net Assets at December 31, 2000 are:

                                                AUL American Series Fund

                                                                                Tactical Asset
                                Equity   Money Market      Bond        Managed    Allocation

Proceeds from units sold    $ 14,955,481 $109,070,453  $19,639,727   $12,847,849 $ 6,047,911
Cost of units redeemed       (10,207,973)(104,167,826)(14,429,737)  (8,428,105)  (4,062,100)
Net investment income (loss) 3,501,533   1,099,156    1,091,939    2,599,752      599,333
Net realized gain (loss)         331,942    -      (98,954)       4,813           150,311
Unrealized appreciation
(depreciation)                  (632,437)   -        (152,549)    (480,431)    (118,274)

                            $  7,948,546 $  6,001,783  $ 6,050,426  $ 6,543,878  $ 2,617,181


                                                        Fidelity

                              High Income   Growth       Overseas   Asset Manager  Index 500

Proceeds from units sold    $ 11,604,275 $ 35,837,610  $ 5,387,403  $29,000,214  $53,750,690
Cost of units redeemed        (7,128,101)  (15,153,480)  (2,920,201)(12,938,990) (23,849,265)
Net investment income (loss)    1,434,452     7,738,672    614,102      5,621,310    734,309
Net realized gain (loss)        (573,971)     3,675,210    345,658      854,318      6,885,526
Unrealized appreciation
   (depreciation)             (1,513,308)     1,578,742    (382,499) (1,304,099)   5,612,674

                            $  3,823,347 $ 33,676,754  $ 3,044,463  $21,232,753  $43,133,934


                                     Fidelity              American Century          Alger

                                                        VP Capital       VP        American
                             Equity-IncomeContrafund   Appreciation International   Growth

Proceeds from units sold    $ 20,567,263 $ 32,445,374  $ 5,079,488   $13,163,536 $53,012,321
Cost of units redeemed       (11,772,854) (17,343,689)  (3,839,830)  (6,013,004) (21,735,270)
Net investment income (loss)  2,581,606     4,365,621    216,755      147,567      12,449,902
Net realized gain (loss)       1,511,384    4,627,000     (164,784)     841,618    5,493,869
Unrealized appreciation
   (depreciation)                659,897      400,311      792,100      153,586   (3,740,713)

                            $ 13,547,296 $ 24,494,617  $ 2,083,729  $ 8,293,303  $45,480,109


                                Calvert  T. Rowe Price           PBHG

                            Social Mid Cap                          Technology &
                                Growth   Equity-Income   Growth II Communications

Proceeds from units sold    $  4,963,850 $ 38,638,574  $ 7,979,822  $22,755,533
Cost of units redeemed        (2,191,161)  (24,661,489)  (4,787,530) (10,981,179)
Net investment income (loss)   1,104,740     4,700,757    12,124       1,131,708
Net realized gain (loss)         388,915    2,971,163    1,144,158    4,295,949
Unrealized appreciation
   (depreciation)                 99,024      358,281      (1,271,299)  (6,925,960)

                            $  4,365,368 $ 22,007,286  $ 3,077,275  $10,276,051


American United Life Insurance Company
One American Square
P.O. Box 368
Indianapolis, Indiana 46206-0368
www.aul.com

7-13971B (12/00)